Selling, general and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Selling, General and Administrative Expense [Abstract]
Salaries and benefits	$ 228,287	$ 206,787
Sales and marketing	48,485	41,992
Rent and occupancy	54,292	48,983
Travel	6,662	5,741
Professional fees	24,436	38,631
Office supplies and services	44,757	46,999
Other operating expense	14,613	25,640
Total selling, general and administrative expense	421,532	414,773
Cost of advertising expense	$ 18,500	$ 12,000